Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Nov. 18, 2016
Document Effective Date	Nov. 28, 2016
Prospectus Date	Nov. 28, 2016
Akre Focus Fund | Retail Class
Prospectus:
Trading Symbol	AKREX
Akre Focus Fund | Institutional Class
Prospectus:
Trading Symbol	AKRIX
Akre Focus Fund | Supra Institutional Class
Prospectus:
Trading Symbol	AKRSX